Consolidated Statements of Comprehensive loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of comprehensive income [abstract]
Loss for the year	¥ (3,069,043)	$ (470,351)	¥ (676,034)	¥ (464,993)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations of the Company's subsidiaries	10,325	1,582	(1,824)	141
Items that will not be reclassified to profit or loss
Changes in fair value of financial instruments with preferred rights due to own credit risk	(72)	(11)	(17,299)	(9,061)
Exchange differences on translation of foreign operations of the Company	(161,467)	(24,746)
Other comprehensive loss for the year, net of tax	(151,214)	(23,175)	(19,123)	(8,920)
Total comprehensive loss for the year	(3,220,257)	(493,526)	(695,157)	(473,913)
Total comprehensive loss attributable to:
Owners of the Company	¥ (3,220,257)	$ (493,526)	¥ (695,157)	¥ (473,913)